CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Current
Cash and cash equivalents	$ 206,821	$ 65,710
Restricted cash	21,817	44,927
Other current assets	17,919	25,266
Amount due from related parties	0	23,914
Inventories	2,140	1,110
Total Current Assets	248,697	160,927
Non-current
Restricted cash	158,476	117,488
Vessels and equipment and vessel under capital lease, net	1,710,578	1,763,896
Intangible assets, net	76,464	86,133
Other long-term assets	10,511	17,017
Amounts due from related parties	177,247	107,247
Total Assets	2,381,973	2,252,708
Current
Current portion of long-term debt	158,067	78,101
Current portion of obligation under capital lease	1,112	787
Amount due to related parties	2,701	0
Other current liabilities	83,482	136,584
Total Current Liabilities	245,362	215,472
Non-current
Long-term debt	1,273,037	1,296,609
Obligations under capital leases	126,051	116,964
Other long-term liabilities	20,312	19,234
Total Liabilities	1,664,762	1,648,279
Partners' capital:
Common unitholders	592,233	490,564
General partner interest	52,780	50,942
Total Partners' capital	645,013	541,506
Accumulated other comprehensive income/(loss)	34	(5,053)
Total equity before non-controlling interest	645,047	536,453
Non-controlling interest	72,164	67,976
Total Equity	717,211	604,429
Total Liabilities and Equity	$ 2,381,973	$ 2,252,708